Loss per share (Tables)	6 Months Ended
Jun. 30, 2019
Loss per share [abstract]
Loss per Share
	June 30,
	2019	2018
Loss attributable to common equity holders	(3,473)	(2,473)
Weighted average number of shares for basic and diluted LPS	3,642,256	3,196,161